INCOME TAXES (Tables) - Visiox Pharmaceuticals, Inc. [Member]	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the year ended December 31, 2023 and 2022 is as follows:

	For the Years Ended
	December 31,
	2023	2022
Income before income taxes	$(10,634,797)	$-
Taxes under statutory US tax rates	(2,233,307)	-
State taxes net of federal benefit	(584,523)	-
Permanent items	(50,678)	-
Transfer in of partnership deferred tax asset	219,856	-
Increase in valuation allowance	2,648,652	-
Income tax expense	$0	$-

SCHEDULE OF DEFERRED INCOME TAX

	For the Years Ended
	December 31,
	2023	2022
Research & development expenses	$149,224	$-
Stock based compensation	430,344	-
Net operating loss carry-forwards	280,630	-
Research & development credits	50,965	-
Intangibles	1,737,489
Valuation allowance	(2,648,652)	-
Net deferred tax assets	$-	$-